Expense Example (, (John Hancock High Yield Municipal Bond Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (John Hancock High Yield Municipal Bond Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 482
Expense Example, with Redemption, 3 Years	678
Expense Example, with Redemption, 5 Years	890
Expense Example, with Redemption, 10 Years	$ 1,500